SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 28, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basis of presentation
Net cash used in (provided by) operating activities		$ 178,198,886	$ (21,927,274)	$ (263,929,128)
Cash and cash equivalents		807,275,992	816,779,973	752,747,586	406,057,906
Short-term bank borrowings, including current portion of long-term bank borrowings and convertible senior notes due in 2013		959,402,790
Short-term bank borrowings renewed	289,000,000
Investment in equity affiliates
Carrying amount of equity investment in affiliates		10,960,391	4,066,872
Impairments recorded		0	0	0
Project assets
Project assets - Module cost		9,524,845	3,337,837
Project assets - Development		8,344,913	5,140,345
Project assets - Others		13,488,680	3,284,487
Total project assets		31,358,438	11,762,669
Current portion		7,960,441	8,860,635
Noncurrent portion		$ 23,397,997	$ 2,902,034
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)		20.00%